UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2012

Vincent P. Corti
AMCAP Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio

May 31, 2012
unaudited

		Value
Common stocks — 86.01%	Shares	(000)

INFORMATION TECHNOLOGY — 17.85%
Microsoft Corp.	20,510,000	$598,687
Apple Inc.1	1,028,600	594,253
Oracle Corp.	13,165,000	348,478
Yahoo! Inc.1	16,386,747	249,734
Adobe Systems Inc.1	7,991,200	248,127
Texas Instruments Inc.	7,870,000	224,138
Accenture PLC, Class A	3,225,000	184,147
FactSet Research Systems, Inc.	1,596,000	168,266
Avago Technologies Ltd.	4,496,700	148,841
Rovi Corp.1	4,990,000	121,906
eBay Inc.1	3,000,000	117,570
Trimble Navigation Ltd.1	2,390,000	112,724
Logitech International SA1,2	11,000,000	112,530
Automatic Data Processing, Inc.	2,100,000	109,515
Samsung Electronics Co. Ltd.	92,300	94,705
EMC Corp.1	3,950,000	94,207
QUALCOMM Inc.	1,585,000	90,836
Hewlett-Packard Co.	4,000,000	90,720
Autodesk, Inc.1	2,660,000	85,173
Corning Inc.	6,500,000	84,435
MasterCard Inc., Class A	125,000	50,814
Visa Inc., Class A	325,000	37,440
Maxim Integrated Products, Inc.	1,375,000	34,595
Linear Technology Corp.	1,050,000	30,471
MediaTek Inc.	2,750,000	24,323
NetApp, Inc.1	750,000	22,320
KLA-Tencor Corp.	383,000	17,553
Cisco Systems, Inc.	985,300	16,090
Xilinx, Inc.	496,900	15,886
Applied Materials, Inc.	1,058,900	10,938
DTS, Inc.1	325,000	8,980
		4,148,402

HEALTH CARE — 17.63%
Gilead Sciences, Inc.1	11,324,600	565,664
Biogen Idec Inc.1	3,569,400	466,699
Amgen Inc.	4,405,000	306,236
St. Jude Medical, Inc.	7,380,000	283,540
Endo Pharmaceuticals Holdings Inc.1,2	7,600,000	247,152
Forest Laboratories, Inc.1	6,630,000	232,050
Hologic, Inc.1	12,374,100	207,390
McKesson Corp.	2,250,000	196,380
Alexion Pharmaceuticals, Inc.1	2,125,000	192,461
BioMarin Pharmaceutical Inc.1	4,515,170	160,921
Abbott Laboratories	2,450,000	151,385
Stryker Corp.	2,917,000	150,080
Edwards Lifesciences Corp.1	1,726,600	147,400
Illumina, Inc.1	2,665,143	114,761
Medtronic, Inc.	2,900,000	106,836
Zimmer Holdings, Inc.	1,719,000	104,257
Thermo Fisher Scientific Inc.	2,048,900	103,428
Allergan, Inc.	1,044,600	94,275
Express Scripts Holding Co.1	1,620,000	84,548
Life Technologies Corp.1	1,903,600	77,876
Alere Inc.1	2,487,000	45,686
VCA Antech, Inc.1	1,882,984	40,559
Boston Scientific Corp.1	2,547,890	14,625
NuVasive, Inc.1	225,000	4,446
		4,098,655

CONSUMER DISCRETIONARY — 13.81%
DIRECTV, Class A1	10,225,000	454,501
Comcast Corp., Class A	12,013,900	347,322
News Corp., Class A	11,850,000	227,520
Garmin Ltd.	5,199,000	223,349
Johnson Controls, Inc.	7,002,494	211,055
YUM! Brands, Inc.	2,785,000	195,953
Tractor Supply Co.	2,000,000	182,700
NIKE, Inc., Class B	1,625,000	175,792
Harley-Davidson, Inc.	3,565,000	171,762
Time Warner Cable Inc.	2,095,613	158,009
Time Warner Inc.	4,433,333	152,817
Kohl’s Corp.	3,200,000	146,624
Amazon.com, Inc.1	499,000	106,242
Texas Roadhouse, Inc.	4,557,200	82,850
JCDecaux SA	3,900,000	81,498
Weight Watchers International, Inc.	1,135,000	64,400
DreamWorks Animation SKG, Inc., Class A1	3,300,000	58,707
Lowe’s Companies, Inc.	2,000,000	53,440
P.F. Chang’s China Bistro, Inc.	1,000,000	51,270
Best Buy Co., Inc.	2,000,000	37,440
WPP PLC	2,360,000	28,152
		3,211,403

INDUSTRIALS — 8.86%
Precision Castparts Corp.	1,832,007	304,498
Union Pacific Corp.	2,720,600	303,075
United Parcel Service, Inc., Class B	2,630,000	197,092
Verisk Analytics, Inc., Class A1	3,775,000	180,822
CSX Corp.	6,790,700	141,858
United Technologies Corp.	1,769,000	131,101
Serco Group PLC	15,018,700	121,521
Southwest Airlines Co.	11,885,000	107,322
MITIE Group PLC2	22,902,000	100,877
Moog Inc., Class A1	2,233,635	84,923
Polypore International, Inc.1	2,190,000	81,008
General Dynamics Corp.	1,155,000	73,932
Landstar System, Inc.	1,350,000	71,145
Robert Half International Inc.	1,700,000	48,314
Norfolk Southern Corp.	627,000	41,081
Rockwell Collins, Inc.	703,907	35,456
Iron Mountain Inc.	579,344	16,424
Mine Safety Appliances Co.	367,066	15,079
MSC Industrial Direct Co., Inc., Class A	48,700	3,492
		2,059,020

ENERGY — 8.10%
Schlumberger Ltd.	6,306,940	398,914
EOG Resources, Inc.	3,931,100	390,358
Apache Corp.	2,973,000	241,943
FMC Technologies, Inc.1	5,000,000	201,200
Devon Energy Corp.	2,442,000	145,348
Baker Hughes Inc.	3,412,500	142,404
Southwestern Energy Co.1	4,650,000	130,340
Chevron Corp.	1,098,000	107,944
Ultra Petroleum Corp.1	4,875,000	90,285
BG Group PLC	1,180,000	22,596
Range Resources Corp.	185,000	10,626
		1,881,958

FINANCIALS — 6.63%
Capital One Financial Corp.	4,245,700	218,102
JPMorgan Chase & Co.	6,400,000	212,160
PNC Financial Services Group, Inc.	2,595,000	159,385
State Street Corp.	3,169,200	130,603
American Express Co.	2,311,400	129,045
Wells Fargo & Co.	3,900,000	124,995
Arthur J. Gallagher & Co.	3,525,000	122,459
BB&T Corp.	3,500,000	105,770
Hudson City Bancorp, Inc.	12,700,000	78,740
Aon PLC, Class A	1,662,000	77,283
Cullen/Frost Bankers, Inc.	1,250,000	71,112
Zions Bancorporation	3,000,000	57,090
U.S. Bancorp	1,045,000	32,510
Bank of New York Mellon Corp.	736,000	14,985
East West Bancorp, Inc.	350,000	7,836
		1,542,075

CONSUMER STAPLES — 4.52%
CVS/Caremark Corp.	7,350,000	330,309
Philip Morris International Inc.	2,500,000	211,275
PepsiCo, Inc.	1,597,981	108,423
Whole Foods Market, Inc.	1,132,000	100,307
L’Oréal SA	850,000	95,559
Costco Wholesale Corp.	760,000	65,656
Ralcorp Holdings, Inc.1	903,700	57,430
Altria Group, Inc.	1,750,000	56,333
Colgate-Palmolive Co.	250,000	24,575
Avon Products, Inc.	40,300	667
		1,050,534

MATERIALS — 4.14%
Celanese Corp., Series A	6,928,108	275,808
AptarGroup, Inc.2	4,001,000	202,731
Praxair, Inc.	1,254,531	133,281
Monsanto Co.	1,400,000	108,080
Valspar Corp.	2,046,143	98,645
Barrick Gold Corp.	2,100,000	82,026
Freeport-McMoRan Copper & Gold Inc.	1,800,000	57,672
AK Steel Holding Corp.	784,400	4,730
		962,973

TELECOMMUNICATION SERVICES — 2.17%
Crown Castle International Corp.1	3,193,500	174,365
tw telecom inc.1	7,500,000	173,925
MetroPCS Communications, Inc.1	16,814,500	107,613
United States Cellular Corp.1	734,300	27,455
Telephone and Data Systems, Inc.	1,066,300	21,166
		504,524

MISCELLANEOUS — 2.30%
Other common stocks in initial period of acquisition		534,827

Total common stocks (cost: $15,632,568,000)		19,994,371

	Principal amount
Bonds & notes — 0.19%	(000)

FINANCIALS — 0.19%
First Niagara Financial Group, Inc. 7.25% 2021	$40,000	44,524

Total bonds & notes (cost: $40,000,000)		44,524

Short-term securities — 13.87%

Freddie Mac 0.07%–0.19% due 6/7/2012–4/1/2013	673,378	672,902
U.S. Treasury Bills 0.065%–0.147% due 7/19–11/8/2012	514,550	514,405
Federal Home Loan Bank 0.07%–0.25% due 6/1/2012–5/21/2013	433,500	433,358
Fannie Mae 0.07%–0.23% due 6/18/2012–1/9/2013	374,750	374,554
Federal Farm Credit Banks 0.13%–0.21% due 10/29/2012–4/12/2013	150,000	149,815
Coca-Cola Co. 0.17%–0.19% due 6/6–7/18/20123	142,700	142,683
Variable Funding Capital Company LLC 0.15%–0.19% due 6/13–7/16/20123	125,572	125,545
Merck & Co. Inc. 0.11%–0.13% due 6/4–8/3/20123	118,600	118,594
Straight-A Funding LLC 0.15%–0.18% due 6/26–8/6/20123	113,600	113,583
Procter & Gamble Co. 0.10%–0.14% due 6/11–6/27/20123	110,000	109,994
Abbott Laboratories 0.11%–0.14% due 6/5–8/7/20123	90,800	90,786
Private Export Funding Corp. 0.17%–0.21% due 6/4–8/10/20123	83,000	82,971
Chariot Funding, LLC 0.20% due 7/2/20123	40,000	39,995
JPMorgan Chase & Co. 0.25% due 7/25/2012	16,900	16,895
General Electric Capital Corp. 0.23% due 8/1/2012	50,000	49,986
Emerson Electric Co. 0.14% due 6/4–7/16/20123	41,500	41,497
Wal-Mart Stores, Inc. 0.11% due 6/27/20123	40,400	40,397
Becton, Dickinson and Co. 0.12%–0.15% due 6/27–6/28/2012	34,800	34,793
Google Inc. 0.11% due 6/14/20123	32,000	31,999
eBay Inc. 0.13%–0.15% due 6/5/20123	22,500	22,500
National Rural Utilities Cooperative Finance Corp. 0.13%–0.14% due 6/6–6/19/2012	17,100	17,099

Total short-term securities (cost: $3,224,308,000)		3,224,351

Total investment securities (cost: $18,896,876,000)		23,263,246
Other assets less liabilities		(16,517)

Net assets		$23,246,729

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $960,544,000, which represented 4.13% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended May 31, 2012, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	5/31/2012
	shares	Additions	Reductions	shares	(000)	(000)

Endo Pharmaceuticals Holdings Inc.	7,300,000	300,000	—	7,600,000	$—	$247,152
AptarGroup, Inc.	2,757,056	1,243,944	—	4,001,000	825	202,731
Logitech International SA	11,000,000	—	—	11,000,000	—	112,530
MITIE Group PLC	22,902,000	—	—	22,902,000	—	100,877
Hologic, Inc.*	13,774,100	—	1,400,000	12,374,100	—	—
					$825	$663,290
*Unaffiliated issuer at 5/31/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2012 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,148,402	$—	$—	$4,148,402
Health care	4,098,655	—	—	4,098,655
Consumer discretionary	3,211,403	—	—	3,211,403
Industrials	2,059,020	—	—	2,059,020
Energy	1,881,958	—	—	1,881,958
Financials	1,542,075	—	—	1,542,075
Consumer staples	1,050,534	—	—	1,050,534
Materials	962,973	—	—	962,973
Telecommunication services	504,524	—	—	504,524
Miscellaneous	534,827	—	—	534,827
Bonds & notes	—	44,524	—	44,524
Short-term securities	—	3,224,351	—	3,224,351
Total	$19,994,371	$3,268,875	$—	$23,263,246

*Securities with a market value of $614,996,000, which represented 2.65% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,363,433
Gross unrealized depreciation on investment securities	(997,063)
Net unrealized appreciation on investment securities	4,366,370
Cost of investment securities for federal income tax purposes	18,896,876

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-902-0712O-S32887

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 27, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 27, 2012